Shareholders' equity	6 Months Ended
Jun. 30, 2024
Shareholders' equity
Shareholders' equity

13. Shareholders’ equity

Share capital

The Company is authorized to issue an unlimited number of common and preferred shares. At June 30, 2024, the share capital comprised 201,481,707 common shares with no par value.

	Number of common shares	Share capital
Balance at December 31, 2022	155,685,593	$1,250,194
Issuance of shares pursuant to the Maverix acquisition	45,097,390	491,111
Exercise of stock options	256,799	442
Issuance of shares upon exercise of warrants[1]	1,800,000	24,336
Normal course issuer bid purchase of common shares and ASPP	(1,485,820)	(16,903)
Balance at December 31, 2023	201,353,962	$1,749,180
Exercise of stock options	410,845	(199)
Normal course issuer bid purchase of common shares and ASPP	(283,100)	1,389
Balance at June 30, 2024	201,481,707	$1,750,370
1.	On April 12, 2023, the holder of 1,800,000 Triple Flag share warrants, exercised the warrants and acquired 1,800,000 Triple Flag shares at an exercise price of $9.11 per share.

In November 2023, Triple Flag received approval from the TSX to renew its normal course issuer bid (“NCIB”). Under the NCIB, the Company may acquire up to 10,078,488 (2022 NCIB: 2,000,000) of its common shares from time to time in accordance with the NCIB procedures of the TSX. Repurchases under the NCIB are authorized until November 14, 2024. Daily purchases will be limited to 26,350 common shares, representing 25% of the average daily trading volume of the common shares on the TSX for the period from May 1, 2023 to October 31, 2023, except where purchases are made in accordance with the “block purchase exemption” of the TSX rules. All common shares that are repurchased by the Company under the NCIB will be cancelled.

For the three and six months ended June 30, 2024, the Company purchased nil and 283,100 of its common shares under the NCIB (2023: 720,440 and 911,646 common shares) for $nil and $3.6 million, respectively (2023: $10.5 million and $13.1 million). Under our current NCIB, Triple Flag may purchase a remaining 9,623,788 common shares out of the authorized total of 10,078,488.

In connection with the NCIB, the Company can establish an Automatic Share Purchase Plan (“ASPP”) with the designated broker responsible for the NCIB. The ASPP is intended to allow for the purchase of common shares under the NCIB at times when the Company would ordinarily not be permitted to purchase its common shares due to regulatory restrictions and customary self-imposed blackout periods. The Company did not establish an ASPP as at June 30, 2024. The Company accrued $8.0 million as at December 31, 2023, which reversed in 2024, for share repurchases under the ASPP for the self-imposed blackout period over the quarter-end reporting period.

Dividends

In the three and six months ended June 30, 2024, Triple Flag declared and paid dividends totaling $10.6 million and $21.1 million, respectively (2023: $10.1 million and $20.1 million), which equates to an average dividend per share of $0.0525 (2023: $0.05). For the three and six months ended June 30, 2024, no shares were issued from treasury for participation in the Distribution Reinvestment Plan (2023: nil).